DERIVATIVE LIABILITY (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended
	Aug. 11, 2022	Jul. 25, 2022	Jul. 11, 2022	Jun. 28, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	May 09, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Unrealized Gain (Loss) on Derivatives					$ (8,077)	$ 0	$ 49,047	$ 0
Derivative Liability, Current					48,988		48,988			$ 0
Second Tranche With L 1 Capital [Member] | Convertible Notes [Member]
Offsetting Assets [Line Items]
Derivative Liability									$ 1,052,350
Debt Conversion, Converted Instrument, Amount	$ 400,000	$ 400,000	$ 400,000	$ 450,000
Debt Conversion, Converted Instrument, Shares Issued	740,741	740,741	740,741	833,333
Derivative, Loss on Derivative	$ 66,274	$ 1,420	$ 12,436	$ 39,624
Unrealized Gain (Loss) on Derivatives							49,047
Derivative Liability, Current					$ 48,988		$ 48,988